Debt - Additional Information (Detail) - USD ($)	2 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Apr. 29, 2020
Debt Instrument [Line Items]
Proceeds from long term debt others		$ 255,000
Long term loan others current portion	$ 120,000	120,000
Long term loan others non current portion	$ 135,000	$ 135,000
Measurement Input, Discount Rate [Member]
Debt Instrument [Line Items]
Debt measurement input	475	475
Loan Under Coronavirus Relief Aid And Economic Security Act [Member] | Fortis Private Bank [Member]
Debt Instrument [Line Items]
Debt instrument face value			$ 255,000
Proceeds from long term debt others		$ 255,000
Long term debt stated interest rate	1.00%	1.00%
Long term debt term	2 years	2 years
Long term debt terms of payment	Principal and interest are payable monthly commencing
Long term debt maturity start date	Oct. 29, 2020
Long term debt moratorium period	6 months
Notes payable to bank	$ 255,000	$ 255,000
Long term loan others current portion	120,000	120,000
Long term loan others non current portion	135,000	135,000
Loan Under Coronavirus Relief Aid And Economic Security Act [Member] | Fortis Private Bank [Member] | Fair Value, Inputs, Level 3 [Member]
Debt Instrument [Line Items]
Notes payable fair value	$ 242,000	$ 242,000
Loan Under Coronavirus Relief Aid And Economic Security Act [Member] | Fortis Private Bank [Member] | Minimum [Member]
Debt Instrument [Line Items]
Forgiveness Application Period After Origination Date Of Loan	8 days
Loan Under Coronavirus Relief Aid And Economic Security Act [Member] | Fortis Private Bank [Member] | Maximum [Member]
Debt Instrument [Line Items]
Forgiveness Application Period After Origination Date Of Loan	24 days